SUPPLEMENTAL FINANCIAL INFORMATION (Details - Accrued and other liabilities) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus	$ 291,812	$ 134,704
Accrued expenses	153,805	35,922
Accrued payroll and related liabilities	47,023	46,250
Accrued interest	14,346	0
Other accrued liabilities	6,014	9,593
Accrued and other liabilities	$ 513,000	$ 226,469